Investments in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2020
Investments in associates and joint ventures
Schedule of changes in investments in associates and joint ventures

	2020	2019
Balance at January 1,	2,798	3,225
Additions (i)	75	1
Translation adjustment	(645)	31
Equity results in income statement	(67)	196
Equity results in statement of comprehensive income	(2)	(4)
Fair value adjustment (ii)	—	(163)
Dividends declared	(100)	(180)
Others	12	9
Balance at June 30,	2,071	3,115
(i)	In 2020, refers mainly to Companhia Siderúrgica do Pecém’s capital increase.
(ii)	In 2019, refers to fair value adjustment of the investment in Henan Longyu Energy Resources Co., Ltd., which was transferred later to assets held for sale.

Schedule of investments in associates and joint ventures, equity results and dividends received

			Investments in associates
			and joint ventures		Equity results in the income statement				Dividends received
					Three‑month period		Six-month period		Three-month period		Six-month period
		% voting	June 30,	December 31,	ended June 30,		ended June 30,		ended June 30,		ended June 30,
Associates and joint ventures	% ownership	capital	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	21	25	1	4	2	5	—	—	—	—
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	45	88	2	9	5	27	17	32	17	32
Companhia Hispano-Brasileira de Pelotização (i)	50.89	50.89	36	70	—	9	3	21	13	37	13	37
Companhia Ítalo-Brasileira de Pelotização (i)	50.90	51.00	46	65	5	7	10	15	23	27	23	27
Companhia Nipo-Brasileira de Pelotização (i)	51.00	51.11	118	150	6	20	8	51	—	47	—	47
MRS Logística S.A.	48.16	46.75	367	496	14	15	12	27	—	—	—	—
VLI S.A.	37.60	37.60	578	812	8	7	(22)	8	—	—	—	—
Zhuhai YPM Pellet Co.	25.00	25.00	22	23	—	—	—	—	—	—	—	—
			1,233	1,729	36	71	18	154	53	143	53	143
Coal
Henan Longyu Energy Resources Co., Ltd.	25.00	25.00	—	—	—	3	—	(2)	—	—	—	—
			—	—	—	3	—	(2)	—	—	—	—
Base metals
Korea Nickel Corp.	25.00	25.00	16	14	—	—	—	—	—	—	—	—
			16	14	—	—	—	—	—	—	—	—
Others
Aliança Geração de Energia S.A. (i)	55.00	55.00	338	470	7	9	17	23	24	28	24	28
Aliança Norte Energia Participações S.A. (i)	51.00	51.00	115	160	(2)	—	(3)	2	—	—	—	—
California Steel Industries, Inc.	50.00	50.00	240	242	5	10	(2)	27	—	21	—	21
Companhia Siderúrgica do Pecém (ii)	50.00	50.00	—	—	—	—	(75)	—	—	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	62	97	(2)	4	(12)	3	—	—	—	—
Others			67	86	(1)	(7)	(10)	(11)	—	1	—	1
			822	1,055	7	16	(85)	44	24	50	24	50
Total			2,071	2,798	43	90	(67)	196	77	193	77	193
(i)

Although the Company held a majority of the voting capital, the entities are accounted under the equity method due to the stockholders' agreement where relevant decisions are shared with other parties.

(ii)

Companhia Siderúrgica do Pecém (“CSP”) is a joint venture and its results are accounted for under the equity method, in which the accumulated losses are capped to the Company ́s interest in the investee’s capital based on the applicable law and requirements. That is, after the investment is reduced to zero, the Company does not recognize further losses nor liabilities associated with the investee.